Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2017	2016
Trade receivables	19	3,004,206	3,525,297
Receivables from financial services	20	4,248,120	2,396,372
Cash and cash equivalents*	23	4,712,141	6,052,129
Participating cross currency swap and FX swap contracts	32	981,396	390,958
Other current assets**	22	316,042	93,376
Held to maturity investments		11,992	—
Due from related parties	37	5,299	5,861

		13,279,196	12,463,993

*	Cash in hand is excluded from cash and cash equivalents.
**	Prepaid expenses and advances given are excluded from other current assets and other non-current assets.

Summary of Maximum Exposure to Credit Risk for Trade Receivables and Receivables from Financial Services Arising from Sales Transactions

The maximum exposure to credit risk for trade receivables and receivables from financial services arising from sales transactions including those classified as due from related parties at the reporting date by type of customer is:

	2017	2016
Receivable from subscribers	2,472,596	3,061,130
Receivables from financial services	4,248,120	2,396,372
Receivables from distributors and other operators	516,352	376,204
Other	20,557	93,824

	7,257,625	5,927,530

Aging of Receivables from Financial Operations, Trade Receivables and Due from Related Parties

The aging of trade receivables and due from related parties at 31 December 2017 and 2016:

	2017	2016
Not past due	2,124,719	3,138,043
Past due up to 3 months	317,649	285,561
Past due 3 to 6 months	95,738	48,775
Past due over 6 months	471,399	58,779

	3,009,505	3,531,158

The aging of receivables from financial services at 31 December 2017 and 2016:

	2017	2016
Not past due	3,659,521	2,350,375
Past due up to 3 months	513,925	16,533
Past due 3 to 6 months	39,233	20,227
Past due over 6 months	35,441	9,237

	4,248,120	2,396,372

Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties

Movements in the provision for impairment of trade receivables and due from related parties are as follows:

	31 December 2017	31 December 2016
Opening balance	964,311	816,373
Provision for impairment recognized during the year	180,948	452,767
Amounts collected	(224,460)	(251,553)
Exchange differences	3,128	5,038
Receivables written off during the year as uncollectible	(138,529)	(58,314)
Unused amount reversed (*)	(79,958)	—

Closing balance	705,440	964,311

(*)	The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years between 1998 to 2016. Transferred doubtful receivables comprise of balances that the Company started legal proceedings.

Movements in the provision for impairment of receivables from financial services are as follows:

	31 December 2017	31 December 2016
Opening	10,170	—
Provision for impairment recognized during the year	117,293	11,593
Amounts collected	(37,503)	(1,423)
Unused amount reversed (*)	(16,968)	—

Closing balance	72,992	10,170

(*)	The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the year 2017. Transferred doubtful receivables comprise of balances that the Company started legal proceedings.

Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:

-	all non-derivative financial liabilities, and

-	gross settled derivative financial instruments for which the contractual maturities are essential for an understanding of the timing of the cash flows.

	31 December 2017							31 December 2016
	Carrying Amount	Contractual cash flows	6 months or less	6-12 Months	1-2 years	2-5 years	More than 5 Years	Carrying Amount	Contractual cash flows	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 Years
Non-derivative financial liabilities
Secured bank loans	4,390	(5,011)	—	(1,117)	(2,045)	(1,849)	—	5,634	(7,691)	(1,123)	(1,077)	(2,015)	(3,476)	—
Unsecured bank loans	10,533,518	(11,094,697)	(3,275,230)	(955,637)	(2,575,807)	(3,035,914)	(1,252,109)	7,804,758	(8,458,901)	(1,332,478)	(1,330,322)	(1,433,790)	(3,187,687)	(1,174,624)
Finance lease liabilities	122,720	(133,570)	(18)	(17,429)	(16,789)	(38,933)	(60,401)	48,114	(54,273)	(70)	(7,837)	(6,648)	(19,859)	(19,859)
Debt securities issued	1,875,521	(2,753,486)	(54,221)	(54,221)	(108,442)	(325,326)	(2,211,276)	1,922,656	(2,824,066)	(298,767)	(48,767)	(97,535)	(292,604)	(2,086,393)
Trade and other payables*	2,527,152	(2,548,365)	(2,548,365)	—	—	—	—	3,241,403	(3,266,123)	(3,266,123)	—	—	—	—
Due to related parties	6,980	(6,980)	(6,980)	—	—	—	—	11,201	(11,201)	(11,201)	—	—	—	—
Consideration payable in relation to acquisition of Belarusian Telecom (Note 31)	323,691	(377,190)	—	—	—	(377,190)	—	295,062	(351,920)	—	—	—	(351,920)	—
Derivative financial liabilities Participating Cross Currency Swap and FX swap contracts	107,862	23,428	18,982	—	4,446	—	—	40,440	46	46	—	—	—	—
Buy		1,838,554	1,471,106	—	367,448	—	—	—	28,059	28,059	—	—	—	—
Sell		(1,815,126)	(1,452,124)	—	(363,002)	—	—	—	(28,013)	(28,013)	—	—	—	—
Currency forward contracts	2,246	(2,246)	(2,246)	—	—	—	—	1,286	(1,286)	(1,286)	—	—	—	—
Buy		190,185	190,185	—	—	—	—	—	105,826	105,826	—	—	—	—
Sell		(192,431)	(192,431)	—	—	—	—	—	(107,112)	(107,112)	—	—	—	—

TOTAL	15,504,080	(16,898,117)	(5,868,078)	(1,028,404)	(2,698,637)	(3,779,212)	(3,523,786)	13,370,554	(14,975,415)	(4,911,002)	(1,388,003)	(1,539,988)	(3,855,546)	(3,280,876)

*	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Summary of Group's Exposure to Foreign Exchange Risk Based Notional Amounts

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2016
	USD	EUR
Foreign currency denominated assets
Other non-current assets	244	2,131
Due from related parties	1,210	388
Trade receivables and accrued income	14,178	61,841
Other current assets	19,929	7,144
Cash and cash equivalents	807,372	378,057

	842,933	449,561

Foreign currency denominated liabilities
Loans and borrowings-non-current	(483,910)	(959,482)
Debt securities issued-non-current	(451,588)	—
Other non-current liabilities	(99,273)	—
Loans and borrowings-current	(80,029)	(21,985)
Debt securities issued-current	(26,845)	—
Trade and other payables-current	(175,083)	(425,992)
Due to related parties	(398)	(334)

	(1,317,126)	(1,407,793)

Derivative financial instruments
Participating cross currency swap and FX swap contracts	257,960	525,000
Currency forward contracts	(30,071)	—

Net exposure	(246,304)	(433,232)

	31 December 2017
	USD	EUR
Foreign currency denominated assets
Other non-current assets	72	2,681
Due from related parties	571	407
Trade receivables and accrued income	18,890	57,283
Other current assets	43,039	35,049
Cash and cash equivalents	688,717	237,697

	751,289	333,117

Foreign currency denominated liabilities
Loans and borrowings-non-current	(557,180)	(960,629)
Debt securities issued-non-current	(469,387)	—
Other non-current liabilities	(85,816)	—
Loans and borrowings-current	(206,535)	(285,827)
Debt securities issued-current	(27,848)	—
Trade and other payables-current	(328,323)	(29,442)
Due to related parties	(1,172)	(394)

	(1,676,261)	(1,276,292)

Derivative financial instruments
Participating cross currency swap and FX swap contracts	937,011	748,650
Currency forward contracts	50,000	—

Net exposure	62,039	(194,525)

Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2017 and 2016:

	Profit or loss		Equity
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
31 December 2017
Variable rate instruments (financial liability)	(83,922)	83,922	—	—

Cash flow sensitivity (net)	(83,922)	83,922	—	—

31 December 2016
Variable rate instruments (financial liability)	(55,776)	55,776	—	—

Cash flow sensitivity (net)	(55,776)	55,776	—	—

Summary of Fair Value of Financial Assets and Financial Liabilities

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. An explanation of each level is as follows:

	Fair values
	31 December 2017	31 December 2016	Fair value hierarchy	Valuation techniques
FX swap contracts	(4,675)	611	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Participating cross currency swap contracts (*)	950,862	382,054	Level 3	Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
Currency forward contracts	(2,246)	(1,286)	Level 2	Forward exchange rates at the balance sheet date

(*)

Participating cross currency swap contracts include EUR-TL interest and currency swap contracts, EUR put and call options, amounting to nominal value of EUR 560,000 and also USD-TL interest and currency swap contracts and put and call options amounting to nominal value of USD 400,000 in total. The EUR-TL participating cross currency swap contracts, which are EUR 100,000, EUR 150,000 and EUR 250,000, was combined into one contract as of 26 May 2017 and the maturity of the contracts was extended to 23 October 2025. Additionally, cross currency swap contracts include EUR-TL interest and currency swap contracts nominal value of EUR 43,585 and USD-TL interest and currency swap contracts amounting to nominal value of USD 298,611 in total. Cross currency swap contracts include EUR-TL, cross currency swap contracts nominal value of EUR 184,900 and USD-TL currency swap contracts amounting to nominal value of USD 238,400 in total. Regarding these contracts, TL 92,384 accrual of interest expense and TL 19,731 accrual of interest income has been reflected to consolidated financial statements as at 31 December 2017 (31 December 2016: TL 40,367 and TL 8,220 respectively). Since bid-ask spread is unobservable input; in valuation of participating cross currency swap contracts, prices in bid- ask price range which were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 129,870 lower as at 31 December 2017 (31 December 2016: TL 23,291).

Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration

	Fair value at			Inputs
	31 December 2017	31 December 2016	Unobservable Inputs	31 December 2017	31 December 2016	Relationship of unobservable inputs to fair value
Contingent consideration	323,691	295,062	Risk-adjusted discount rate	4.8%	5.6%	A change in the discount rate by 100 bps would increase/decrease FV by TL (9,834) and TL 10,241 respectively.

			Expected settlement date	first quarter of 2021	first quarter of 2020	If expected settlement date changes by 1 year FV would increase/decrease by TL (14,884) and TL 15,602 respectively.

Interest rate risk [member]
Summary of Interest-Bearing Financial Instruments

As at 31 December 2017 and 2016 the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

		31 December 2017		31 December 2016
	Note	Effective Interest Rate	Carrying Amount	Effective interest rate	Carrying Amount
Fixed rate instruments
Time deposits	23
USD		5.8%	2,590,025	3.6%	2,817,650
EUR		2.2%	1,069,303	2.0%	1,383,978
TL		14.3%	436,224	11.0%	1,243,843
Other		12.9%	13,036	11.1%	36,175
Restricted cash	22
USD		—	64,503	—	—
EUR		—	118,983	—	—
TL		—	—	—	—
Other		—	320	—	—
Finance lease obligations	27
USD		28.1%	(41)	20.7%	(80)
EUR		3.4%	(116,797)	3.4%	(48,034)
TL		27.6%	(5,882)	—	—
Unsecured bank loans	27
TL fixed rate loans		14.7%	(1,620,391)	12.1%	(1,819,944)
UAH fixed rate loans		13.9%	(520,933)	15.0%	(407,171)
Secured bank loans
BYN fixed rate loans		11.6%	(4,390)	11.9%	(5,634)
Trade and other payables
EUR fixed rate payables	31	—	—	2.6%	(1,522,615)
Debt securities issued	27
USD		5.8%	(1,875,521)	5.8%	(1,683,700)
TL		—	—	10.7%	(238,956)
Variable rate instruments	27
USD floating rate loans		3.2%	(2,880,615)	3.2%	(1,984,533)
EUR floating rate loans		2.1%	(5,511,579)	2.3%	(3,593,110)

(*)	Includes 4.5G license payables related to the frequency bands which the Company has been awarded with. The last instalment of 4.5G license payable amounting to TL 1,534,702 was paid on 26 April 2017.

Sensitivity analysis [member]
Summary of Exchange Rates

10% strengthening of the TL, UAH, BYN against the following currencies at 31 December 2017 and 31 December 2016 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit or loss
	31 December 2017	31 December 2016
USD	(23,400)	86,679
EUR	87,838	160,725

10% weakening of the TL, UAH, BYN against the following currencies at 31 December 2017 and 31 December 2016 would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit or loss
	31 December 2017	31 December 2016
USD	23,400	(86,679)
EUR	(87,838)	(160,725)

Participating cross currency swap contracts [member]
Summary of Fair Value of Financial Assets and Financial Liabilities

Movements in the participating cross currency swap contracts for the years ended 31 December 2017 and 31 December 2016 are stated below:

	31 December 2017	31 December 2016
Opening balance	382,054	—
Fair value gains recognized in profit or loss	568,808	382,054

Closing balance	950,862	382,054

Consideration payable in relation to acquisition of Belarusian telecom [member]
Summary of Fair Value of Financial Assets and Financial Liabilities

Changes in the consideration payable in relation to acquisition of Belarusian Telecom for the years ended 31 December 2017 and 31 December 2016 are stated below:

	2017	2016
Opening balance	295,062	235,281
Gains recognized in profit or loss	28,629	59,781

Closing balance	323,691	295,062